Inventories, Net (Details) - Schedule of inventories consisted - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Schedule of Inventories consisted [Abstract]
Finished goods	[1]	$ 425,721	$ 635,851
Raw materials	[2]	151,379	352,539
Other			52,054
Inventory valuation allowance		(196,151)	(116,102)
Inventories, net		$ 380,949	$ 924,342

[1]	Finished goods includes battery packs and e-bicycles.
[2]	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.